                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05273
                                  ----------------------------------------------

                             Van Kampen Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                       10036
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-869-6397
                                                   -------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  7/1/06-6/30/07
                         -------------------

ITEM 1. PROXY VOTING RECORD

The Registrant held no securities during the period July 1, 2003 through June 30, 2004 which required proxy votes and therefore there are no voting records to report.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05273
Reporting Period: 07/01/2006 - 06/30/2007
Van Kampen Income Trust









=========================== VAN KAMPEN INCOME TRUST ============================


XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106
Meeting Date: JUN 12, 2007   Meeting Type: Annual
Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       For        Management
1.2   Elect Director Carl J. Grivner            For       For        Management
1.3   Elect Director Peter Shea                 For       For        Management
1.4   Elect Director Adam Dell                  For       For        Management
1.5   Elect Director Fredrik C. Gradin          For       For        Management
1.6   Elect Director Vincent J. Intrieri        For       For        Management
1.7   Elect Director Robert L. Knauss           For       For        Management
1.8   Elect Director Keith Meister              For       For        Management

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Income Trust
             -------------------------------------------------------------------

By (Signature and Title):
                                          /s/ Ronald E. Robison

                                President and Principal Executive Officer
                         -------------------------------------------------------



Date   August 28, 2007
    ----------------------------------------------------------------------------


                                        2